World Omni Auto Receivables Trust 2012-A	Exhibit 99.1
Monthly Servicer Certificate
February 28, 2015

Dates Covered
Collections Period	02/01/15 - 02/28/15
Interest Accrual Period	02/17/15 - 03/15/15
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/16/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/15	227,576,714.66	21,051
Yield Supplement Overcollateralization Amount at 01/31/15	1,758,900.57	0
Receivables Balance at 01/31/15	229,335,615.23	21,051
Principal Payments	12,009,530.66	601
Defaulted Receivables	382,687.96	25
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/15	1,597,758.09	0
Pool Balance at 02/28/15	215,345,638.52	20,425

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Pool Factor	23.07%

Prepayment ABS Speed	1.33%

Overcollateralization Target Amount	9,690,553.73
Actual Overcollateralization	9,690,553.73

Weighted Average APR	4.20%
Weighted Average APR, Yield Adjusted	4.97%
Weighted Average Remaining Term	31.42

Delinquent Receivables:
Past Due 31-60 days	3,645,759.09	260
Past Due 61-90 days	832,188.97	64
Past Due 91 + days	114,795.50	17
Total	4,592,743.56	341

Total 31+ Delinquent as % Ending Pool Balance	2.13%

Recoveries	346,125.39

Aggregate Net Losses/(Gains) - February 2015	36,562.57
Current Net Loss Ratio (Annualized)	0.19%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.99%

Flow of Funds	$ Amount

Collections	13,106,180.51
Advances	(14,959.45)
Investment Earnings on Cash Accounts	1,080.95
Servicing Fee	(191,113.01)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	12,901,189.00

Distributions of Available Funds
(1) Class A Interest	128,153.33
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	1,990,123.98
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	9,690,553.73
(7) Distribution to Certificateholders	1,068,840.79
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	12,901,189.00

Servicing Fee	191,113.01
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 02/17/15	217,335,762.50
Principal Paid	11,680,677.71
Note Balance @ 03/16/15	205,655,084.79

Class A-1
Note Balance @ 02/17/15	0.00
Principal Paid	0.00
Note Balance @ 03/16/15	0.00
Note Factor @ 03/16/15	0.0000000%

Class A-2
Note Balance @ 02/17/15	0.00
Principal Paid	0.00
Note Balance @ 03/16/15	0.00
Note Factor @ 03/16/15	0.0000000%

Class A-3
Note Balance @ 02/17/15	70,725,762.50
Principal Paid	11,680,677.71
Note Balance @ 03/16/15	59,045,084.79
Note Factor @ 03/16/15	22.9747412%

Class A-4
Note Balance @ 02/17/15	127,670,000.00
Principal Paid	0.00
Note Balance @ 03/16/15	127,670,000.00
Note Factor @ 03/16/15	100.0000000%

Class B
Note Balance @ 02/17/15	18,940,000.00
Principal Paid	0.00
Note Balance @ 03/16/15	18,940,000.00
Note Factor @ 03/16/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	151,670.50
Total Principal Paid	11,680,677.71
Total Paid	11,832,348.21

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	37,720.41
Principal Paid	11,680,677.71
Total Paid to A-3 Holders	11,718,398.12

Class A-4
Coupon	0.85000%
Interest Paid	90,432.92
Principal Paid	0.00
Total Paid to A-4 Holders	90,432.92

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00
Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1678867
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.9295422
Total Distribution Amount	13.0974289

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1467720
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	45.4501078
Total A-3 Distribution Amount	45.5968798

A-4 Interest Distribution Amount	0.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7083334

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	170.38
Noteholders' Principal Distributable Amount	829.62

Account Balances	$ Amount

Advances
Balance as of 01/31/15	51,595.85
Balance as of 02/28/15	36,636.40
Change	(14,959.45)

Reserve Account
Balance as of 02/17/15	2,310,518.58
Investment Earnings	151.22
Investment Earnings Paid	(151.22)
Deposit/(Withdrawal)	-
Balance as of 03/16/15	2,310,518.58
Change	-

Required Reserve Amount	2,310,518.58